Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for MSRs
The following table shows the significant valuation assumption ranges for MSRs at December 31, 2025:

	Minimum	Maximum	Weighted- Average(a)
Expected prepayment	6%	20%	9%
Option adjusted spread	5	11	6
(a)Determined based on the relative fair value of the related mortgage loans serviced.
Valuation Assumption Ranges for Derivative Commitments
The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2025:

	Minimum	Maximum	Weighted- Average(a)
Expected loan close rate	4%	100%	83%
Inherent MSR value (basis points per loan)	57	214	125
(a)Determined based on the relative fair value of the related mortgage loans.
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2025
Available-for-sale securities
U.S. Treasury and agencies	$24,038	$4,732	$—	$—	$28,770
Mortgage-backed securities
Residential agency	—	38,010	—	—	38,010
Commercial
Agency	—	7,742	—	—	7,742
Non-agency	—	7	—	—	7
Asset-backed securities	—	6,527	—	—	6,527
Obligations of state and political subdivisions	—	9,514	—	—	9,514
Other	—	268	—	—	268
Total available-for-sale	24,038	66,800	—	—	90,838
Mortgage loans held for sale	—	2,353	—	—	2,353
Mortgage servicing rights	—	—	3,159	—	3,159
Derivative assets	147	4,735	1,970	(3,151)	3,701
Other assets	524	2,261	—	—	2,785
Total	$24,709	$76,149	$5,129	$(3,151)	$102,836
Time deposits	$—	$718	$—	$—	$718
Long-term debt	—	1,414	—	—	1,414
Derivative liabilities	72	4,538	2,182	(3,392)	3,400
Short-term borrowings and other liabilities(a)	717	1,796	—	—	2,513
Total	$789	$8,466	$2,182	$(3,392)	$8,045
December 31, 2024
Available-for-sale securities
U.S. Treasury and agencies	$23,891	$4,496	$—	$—	$28,387
Mortgage-backed securities
Residential agency	—	33,281	—	—	33,281
Commercial
Agency	—	7,351	—	—	7,351
Non-agency	—	6	—	—	6
Asset-backed securities	—	7,165	—	—	7,165
Obligations of state and political subdivisions	—	9,552	—	—	9,552
Other	—	250	—	—	250
Total available-for-sale	23,891	62,101	—	—	85,992
Mortgage loans held for sale	—	2,251	—	—	2,251
Mortgage servicing rights	—	—	3,369	—	3,369
Derivative assets	27	5,208	1,202	(2,979)	3,458
Other assets	420	1,769	—	—	2,189
Total	$24,338	$71,329	$4,571	$(2,979)	$97,259
Time deposits	$—	$5,754	$—	$—	$5,754
Long-term debt	—	391	—	—	391
Derivative liabilities	27	5,131	3,002	(2,949)	5,211
Short-term borrowings and other liabilities(a)	475	1,460	—	—	1,935
Total	$502	$12,736	$3,002	$(2,949)	$13,291
Note: Excluded from the table above are equity investments without readily determinable fair values. The Company has elected to carry these investments at historical cost, adjusted for impairment and any changes resulting from observable price changes for identical or similar investments of the issuer. The aggregate carrying amount of these equity investments was $203 million and $159 million at December 31, 2025 and 2024, respectively, and reflect no impairment or observable price change adjustment at December 31, 2025. The Company did not record any adjustments for observable price changes during 2025 and 2024.
(a)Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2025
Mortgage servicing rights	$3,369	$(355)	(a)	$—	$(131)	$—	$276	(c)	$—	$3,159	$(355)	(a)
Net derivative assets and liabilities	(1,800)	(1,145)	(b)	945	(11)	—	1		1,798	(212)	994	(d)
2024
Mortgage servicing rights	$3,377	$(97)	(a)	$1	$(188)	$—	$276	(c)	$—	$3,369	$(97)	(a)
Net derivative assets and liabilities	(1,885)	(3,829)	(e)	1,076	(18)	—	1		2,855	(1,800)	(492)	(f)
2023
Available-for-sale securities
Obligations of state and political subdivisions	$1	$—		$—	$—	$(1)	$—		$—	$—	$—
Total available-for-sale	1	—		—	—	(1)	—		—	—	—
Mortgage servicing rights	3,755	(316)	(a)	5	(440)	—	373	(c)	—	3,377	(316)	(a)
Net derivative assets and liabilities	(3,199)	(2,696)	(g)	552	(45)	—	1		3,502	(1,885)	(183)	(h)
(a)Included in mortgage banking revenue.
(b)Approximately $237 million, $(1.3) billion and $(116) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(c)Represents MSRs capitalized during the period.
(d)Approximately $13 million, $1.1 billion and $(116) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(e)Approximately $200 million, $(3.9) billion and $(147) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(f)Approximately $7 million, $(352) million and $(147) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(g)Approximately $182 million, $(2.9) billion and $1 million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(h)Approximately $15 million, $(199) million and $1 million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
Changes in Fair Value for Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period
2025
Mortgage servicing rights	$3,369	$(355)	(a)	$—	$(131)	$—	$276	(c)	$—	$3,159	$(355)	(a)
Net derivative assets and liabilities	(1,800)	(1,145)	(b)	945	(11)	—	1		1,798	(212)	994	(d)
2024
Mortgage servicing rights	$3,377	$(97)	(a)	$1	$(188)	$—	$276	(c)	$—	$3,369	$(97)	(a)
Net derivative assets and liabilities	(1,885)	(3,829)	(e)	1,076	(18)	—	1		2,855	(1,800)	(492)	(f)
2023
Available-for-sale securities
Obligations of state and political subdivisions	$1	$—		$—	$—	$(1)	$—		$—	$—	$—
Total available-for-sale	1	—		—	—	(1)	—		—	—	—
Mortgage servicing rights	3,755	(316)	(a)	5	(440)	—	373	(c)	—	3,377	(316)	(a)
Net derivative assets and liabilities	(3,199)	(2,696)	(g)	552	(45)	—	1		3,502	(1,885)	(183)	(h)
(a)Included in mortgage banking revenue.
(b)Approximately $237 million, $(1.3) billion and $(116) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(c)Represents MSRs capitalized during the period.
(d)Approximately $13 million, $1.1 billion and $(116) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(e)Approximately $200 million, $(3.9) billion and $(147) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(f)Approximately $7 million, $(352) million and $(147) million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(g)Approximately $182 million, $(2.9) billion and $1 million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
(h)Approximately $15 million, $(199) million and $1 million included in mortgage banking revenue, capital markets revenue and other noninterest income, respectively.
Assets Measured at Fair Value on Nonrecurring Basis
The following table summarizes the balances as of the measurement date of assets measured at fair value on a nonrecurring basis, and still held as of December 31:

	2025				2024
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$—	$—	$763	$763	$—	$—	$636	$636
Other assets(b)	—	—	51	51	—	—	25	25
(a)Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.
Losses Recognized Related to Nonrecurring Fair Value Measurements
The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Loans(a)	$386	$399	$368
Other assets(b)	9	12	32
(a)Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.
Differences Between Aggregate Fair Value Carrying Amount of MLHFS for which Fair Value Option has been Elected and Aggregate Unpaid Principal Amount Contractually Obligated to Receive at Maturity
The following table summarizes the differences between the aggregate fair value carrying amount of the assets and liabilities for which the fair value option has been elected and the aggregate remaining contractual principal balance outstanding as of December 31:

	2025			2024
(Dollars in Millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Carrying Amount Over (Under) Contractual Principal Outstanding	Fair Value Carrying Amount	Contractual Principal Outstanding	Carrying Amount Over (Under) Contractual Principal Outstanding
Total loans(a)	$2,353	$2,325	$28	$2,251	$2,243	$8
Time deposits	718	718	—	5,754	5,762	(8)
Long-term debt	1,414	1,419	(5)	391	409	(18)
(a)Includes nonaccrual loans of $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2025 and $1 million carried at fair value with contractual principal outstanding of $1 million at December 31, 2024. Includes loans 90 days or more past due of $5 million carried at fair value with contractual principal outstanding of $5 million at December 31, 2025 and $4 million carried at fair value with contractual principal outstanding of $4 million at December 31, 2024.
Estimated Fair Values of Financial Instruments
The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2025					2024
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$46,890	$46,890	$—	$—	$46,890	$56,502	$56,502	$—	$—	$56,502
Federal funds sold and securities purchased under resale agreements	12,359	—	12,359	—	12,359	6,380	—	6,380	—	6,380
Investment securities held-to-maturity	76,170	644	66,435	—	67,079	78,634	1,275	65,000	—	66,275
Loans held for sale(a)	185	—	—	185	185	322	—	—	322	322
Loans, net of allowance for losses	383,730	—	—	383,323	383,323	372,249	—	—	365,628	365,628
Other(b)	2,074	—	1,641	433	2,074	2,482	—	1,767	715	2,482
Financial Liabilities
Time deposits(c)	47,314	—	47,391	—	47,391	49,015	—	49,156	—	49,156
Short-term borrowings(d)	14,649	—	14,490	—	14,490	13,583	—	13,419	—	13,419
Long-term debt(e)	59,350	—	59,149	—	59,149	57,611	—	56,441	—	56,441
Other(f)	4,940	—	1,419	3,521	4,940	5,220	—	1,369	3,851	5,220
(a)Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)Includes investments in Federal Reserve Bank and FHLB stock and tax-advantaged investments.
(c)Excludes time deposits for which the fair value option under applicable accounting guidance was elected.
(d)Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.
(e)Excludes structured long-term notes for which the fair value option under applicable accounting guidance was elected.
(f)Includes operating lease liabilities and liabilities related to tax-advantaged investments.